Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	11,699,853
Proposed Maximum Offering Price per Unit	11.75
Maximum Aggregate Offering Price	$ 137,473,272.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,985.06
Offering Note	(1)Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares which may be offered and issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event. (2)This Registration Statement registers 2,339,970 Common Shares issuable under the Biohaven Ltd. 2022 Employee Share Purchase Plan (the "ESPP"), which are in addition to Common Shares previously registered in connection with the ESPP on the Registration Statements on Form S-8 filed with the Commission on October 11, 2022 (File No. 333-267818), May 12, 2023 (File No. 333-271886), and May 9, 2024 (File No. 333-279258) (together, the "Earlier Registration Statements"). (3)Estimated on the basis of $11.75 per share, the average of the high ($12.05) and low ($11.45) sales prices of the Company's Common Shares as reported on the New York Stock Exchange on February 25, 2026 pursuant to Rule 457(c) and (h) of the Securities Act. (4)This Registration Statement registers 9,359,883 Common Shares issuable under the Biohaven Ltd. 2022 Equity Incentive Plan (the "Incentive Plan"), which are in addition to Common Shares previously registered in connection with the Incentive Plan on the Earlier Registration Statements.